Income Tax Provisions (Benefits) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 27, 2019	Apr. 28, 2018	Apr. 29, 2017
Current:
Federal	$ 175	$ 19,990	$ 3,722
State	(1,628)	(1,340)	(7,480)
Foreign	0	0	0
Total current	(1,453)	18,650	(3,758)
Deferred:
Federal	43	(52,831)	25,724
State	723	21,966	2,810
Foreign	0	0	0
Total deferred	766	(30,865)	28,534
Total	$ (687)	$ (12,215)	$ 24,776